Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Interest paid to related parties			$ 46,067	$ 154,848	$ 218,971	$ 1,594,700
Board Of Directors [Mermber]
Related Party Transaction [Line Items]
Debt held by related parties	$ 2,162,492		2,162,492		1,748,000	1,350,000
Warrants held by related parties	895,594		895,594		691,032	284,340
Interest paid to related parties					3,945	237,596
Related party interest expense	$ 49,239	$ 42,410	$ 92,819	$ 80,876	$ 153,926	$ 1,608,372